Note 12 - Segment Information	12 Months Ended
Mar. 31, 2025
Notes to Financial Statements
Segment Reporting Disclosure [Text Block]

12. Segment Information

The Company conducts its business almost entirely in food packaging with two reportable segments: Vegetable and Fruit/Snack. The reportable segments reflect how the Company's Chief Executive Officer, who is the Chief Operating Decision Maker (“CODM”), allocates resources and evaluates performance, and how the Company's internal management financial reporting is structured. The Company's CODM evaluates the performance of these reportable segments with a focus on earnings (loss) before income taxes as the measure of segment profit or loss.

The Other category consists of the Company's non-food operations including revenue derived from the sale of cans, ends, seed, outside revenue from the Company's aircraft operations, and certain corporate items. These ancillary activities do not qualify as an operating segment and are not eligible for aggregation with one of the identified operating segments; therefore they are combined and presented within the “Other” category.

Earnings (loss) before income taxes is utilized by the CODM to assess the profitability of the business. The CODM uses this information in making key operational decisions, including but not limited to, approval of annual budgets, expanding into new markets or product categories, pursuing business acquisitions or divestures, and initiating major capital expenditures. Analysis of current and historical trends of segment performance, including consideration of known favorable or unfavorable factors that contributed to the financial results for a given period, may also be performed as part of the process. The Company’s business strategies are prioritized and assessed to determine how resources should be allocated to achieve the initiatives and the associated impact on segment performance.

Segment information is provided on a FIFO basis which is consistent with how financial information is prepared internally and provided to the CODM. The LIFO impact on earnings (loss) before income taxes and total assets is shown separately for purposes of reconciling to the GAAP financial statement measure shown on the Consolidated Statements of Net Earnings and Consolidated Balance Sheets.

The Company adopted ASU 2023-07 during the fiscal year ended March 31, 2025, the impact of which expanded the required segment disclosures including retrospective application for prior fiscal year amounts. The following table summarizes segment earnings (loss) before income taxes and significant segment expenses (in thousands):

		Fruit and		Subtotal	LIFO
	Vegetable	Snack	Other	(FIFO basis)	Impact	Total
Fiscal Year 2025:
Net sales (1)	$1,439,029	$107,373	$32,485	$1,578,887	$-	$1,578,887
Cost of products sold	1,282,833	87,492	23,887	1,394,212	34,474	1,428,686
Selling and advertising expense (2)	30,842	2,680	428	33,950	-	33,950
General and administrative expense	27,440	3,243	10,826	41,509	-	41,509
Other segment items (3)	(3,214)	-	(9,772)	(12,986)	-	(12,986)
Interest expense, net of interest income	30,370	2,251	624	33,245	-	33,245
Earnings (loss) before income taxes	$70,758	$11,707	$6,492	$88,957	$(34,474)	$54,483
Income taxes						13,259
Net earnings						$41,224

Additional segment disclosures:
Depreciation and amortization (4)	$40,770	$3,388	$618	$44,776	$-	$44,776
Capital expenditures (5)	$60,431	$1,117	$-	$61,548	$-	$61,548
Total assets	$1,433,773	$104,666	$2,246	$1,540,685	$(359,256)	$1,181,429

Fiscal Year 2024:
Net sales (1)	$1,325,618	$100,835	$32,150	$1,458,603	$-	$1,458,603
Cost of products sold	1,137,351	88,993	21,699	1,248,043	22,342	1,270,385
Selling and advertising expense (2)	30,843	3,011	369	34,223	-	34,223
General and administrative expense	30,331	3,011	13,644	46,986	-	46,986
Other segment items (3)	2,634	209	(12,853)	(10,010)	-	(10,010)
Interest expense, net of interest income	31,607	2,347	66	34,020	-	34,020
Earnings (loss) before income taxes	$92,852	$3,264	$9,225	$105,341	$(22,342)	$82,999
Income taxes						19,681
Net earnings						$63,318

Additional segment disclosures:
Depreciation and amortization (4)	$39,364	$3,480	$634	$43,478	$-	$43,478
Capital expenditures (5)	$42,089	$1,536	$-	$43,625	$-	$43,625
Total assets	$1,604,449	$100,627	$3,703	$1,708,779	$(324,782)	$1,383,997

Fiscal Year 2023:
Net sales (1)	$1,374,468	$104,156	$30,728	$1,509,352	$-	$1,509,352
Cost of products sold	1,151,397	100,272	21,753	1,273,422	131,611	1,405,033
Selling and advertising expense (2)	34,861	3,227	387	38,475	-	38,475
General and administrative expense	28,278	2,858	11,461	42,597	-	42,597
Other segment items (3)	9,693	554	(15,118)	(4,871)	-	(4,871)
Interest expense, net of interest income	12,684	1,180	461	14,325	-	14,325
Earnings (loss) before income taxes	$137,555	$(3,935)	$11,784	$145,404	$(131,611)	$13,793
Income taxes						4,562
Net earnings						$9,231

Additional segment disclosures:
Depreciation and amortization (4)	$37,359	$3,024	$558	$40,941	$-	$40,941
Capital expenditures (5)	$57,593	$13,406	$806	$71,805	$-	$71,805
Total assets	$1,415,857	$95,658	$3,646	$1,515,161	$(302,440)	$1,212,721

The following footnotes should be read in connection with the segment disclosure table shown on the previous page:

(1)

Information received by the CODM as part of net sales includes trade promotion costs representing amounts paid to retailers for shelf space, to obtain favorable display positions, and to offer temporary price reductions for the sale of the Company's products to consumers.

(2)

Information received by the CODM as part of selling and advertising expenses includes direct selling expenses such as brokerage costs, sales force employee compensation, and costs incurred to execute sales to customers.

(3)

Other segment items include plant restructuring, other operating (income) expense, net and other non-operating income, each of which are not considered to be significant segment expenses. These amounts are combined into one line for purposes of reconciling to the reported measure of earnings (loss) before income taxes.

(4)

Depreciation and amortization are required to be disclosed as both amounts are included in the reported measure of earnings (loss) before income taxes. The amounts are not considered to be significant segment expenses and therefore are shown separately as an additional segment disclosure. Depreciation and amortization are included within the line items for cost of products sold and general and administrative expense.

(5)

Capital expenditures represent fixed asset additions recorded during the respective fiscal year, regardless of payment timing. The total shown for each fiscal year reconciles to amounts reported on the Consolidated Statements of Cash Flows within the sections for net cash used in investing activities and supplemental noncash transaction information.

The following table sets forth United States and international net sales (in thousands, except percentages):

	Fiscal Year:
	2025	2024	2023
Net sales:
United States	$1,492,266	$1,374,774	$1,408,710
International	86,621	83,829	100,642
Total net sales	$1,578,887	$1,458,603	$1,509,352

As a percentage of net sales:
United States	94.5%	94.3%	93.3%
International	5.5%	5.7%	6.7%
Total	100.0%	100.0%	100.0%

For fiscal years 2025, 2024 and 2023, one customer (Customer A) accounted for approximately 16%, 14%, and 14% of net sales, respectively. As of March 31, 2025 and March 31, 2024, Customer A accounted for approximately 24% and 25% of trade receivables, respectively. No other customers accounted for more than 10% of the Company’s net sales or trade receivables for the respective periods. The Company does not have any long-lived assets located outside of the United Sates.